Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Line Items]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap and cross currency interest rate swap agreements as at December 31, 2012, were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
50	3 month LIBOR	4.63%	May 2005 - May 2015
300	3 month LIBOR	3.16%	Dec 2008 - Dec 2018
150	3 month LIBOR	3.34%	June 2013 - June 2018
150	3 month LIBOR	3.30%	June 2013 - June 2018
200	3 month LIBOR	2.83%	Jan 2011 - Jan 2018
200	3 month LIBOR	3.27%	Mar 2013 - Mar 2018
350	3 month LIBOR	3.80%	Sep 2011 - Sep 2017
300	3 month LIBOR	3.54%	Sep 2011 - Jun 2017
71	6 month LIBOR	3.83%	Mar 2008 - Sep 2016
350	3 month LIBOR	3.36%	Sep 2011 - Jun 2016
100	3 month LIBOR	2.22%	Jan 2011 - Jan 2016
100	3 month LIBOR	2.24%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
200	3 month LIBOR	2.17%	Jan 2011 - Jan 2016
250	3 month LIBOR	2.71%	May 2009 - May 2014
250	3 month LIBOR	2.62%	May 2009 - May 2014
500	3 month LIBOR	2.06%	Mar 2009 - Mar 2014
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
100	3 month LIBOR	2.17%	Aug 2012 - Aug 2017
200	3 month LIBOR	2.57%	June 2012 - June 2017
100	3 month LIBOR	2.56%	June 2012 - June 2017
100	3 month LIBOR	2.74%	May 2012 - May 2017
200	3 month LIBOR	2.14%	May 2011 - Jan 2016
200	3 month LIBOR	2.14%	May 2011 - Jan 2016
100	3 month LIBOR	1.15%	Dec 2012 – Dec 2019
289	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
289	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
250	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
200	3 month LIBOR	1.18%	Dec 2012 – Dec 2019

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012		December 31, 2011
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	318	318	483	483
Restricted cash	402	402	482	482
Current portion of long-term debt	2,066	2,066	1,419	1,419
Long-term portion of floating rate debt	6,287	6,287	7,711	7,711
Long term portion of fixed rate CIRR loans	218	218	250	250
Fixed interest loans	70	69	77	74
Fixed interest convertible bonds	872	561	735	545
Fixed interest bonds	1,360	1,342	333	350
Floating interest bonds	224	224	75	75

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	333	329	-	4
Other derivative instruments – short term receivable	11	-	11	-
Total assets	344	329	11	4
Liabilities:
Interest rate swap contracts – short term payable	388	-	388	-
Other derivative instruments – short term payable	8	-	8	-
Total liabilities	396	-	396	-

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	24	4	-	20
Other derivative instruments – short term receivable	3	1	2	-
TRS equity swap contracts	11	-	11	-
Total assets	38	5	13	20
Liabilities:
Interest rate swap contracts – short term payable	372	-	372	-
Currency forward contracts – short term payable	3	-	3	-
Other derivative instruments – short term payable	39	-	39	-
Total liabilities	414	-	414	-

Roll forward of fair value measurements using unobservable inputs (Level 3)
Roll forward of fair value measurements using unobservable inputs (Level 3):

(In US$ millions)
Beginning balance January 1, 2012	20
Realization	(16)
Purchase	-
Changes in fair value of bonds	-
Closing balance December 31, 2012	4

Consolidated Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Interest rate swap and cross currency interest rate swap agreements
Two of the Ship Finance subsidiaries consolidated by the Company as VIE's have entered into interest rate swaps in order to mitigate the Company's exposure to variability in cash flows for future interest payments on the loans taken out to finance the acquisition of West Polaris and West Taurus. These interest rate swaps qualify for hedge accounting and any changes in their fair value are included in "Other comprehensive income/loss". Below is a summary of the notional amounts, fixed interest rates payable and durations of these interest rate swaps.

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
470 (West Polaris )	1 month LIBOR	3.89%	July 2008 - Oct 2012
518 (West Taurus)	1 month LIBOR	2.19%	Dec 2008 - Aug 2013